                                    SELIGMAN
                            =========================
                                     SELECT
                            =========================
                                    MUNICIPAL
                                   FUND, INC.

                                [GRAPHIC OMITTED]

                                [GRAPHIC OMITTED]

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2006

===============================================================================
TO THE STOCKHOLDERS

Your third quarter Stockholder report for Seligman Select Municipal Fund, Inc.
follows this letter. The report contains the Fund's investment results and portfolio of investments.

For the nine months ended September 30, 2006, Seligman Select Municipal Fund posted a total return of 3.89% based on market price and 3.61% based on net asset value. The Fund's annual distribution rate, based on the current monthly dividend and market price on September 30, 2006, was 4.80%. This is equivalent to a taxable yield of 7.28%, based on the maximum federal income tax rate of 35%
and the current estimate of dividends that may be taxable. For the nine months ended September 30, 2006, Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 3.1% to 4.0%.

Thank you for your continued support of Seligman Select Municipal Fund. We look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

/s/ William C. Morris
William C. Morris
Chairman

/s/ Brian T. Zino
Brian T. Zino
President

November 10, 2006                                             [GRAPHIC OMITTED]
================================================================================

MANAGER                                     STOCKHOLDER SERVICE           IMPORTANT TELEPHONE NUMBERS
J. & W. Seligman & Co. Incorporated         AGENT                         (800) 874-1092    Stockholder Services
100 Park Avenue                             Seligman Data Corp.           (800) 445-1777    Retirement
New York, NY 10017                          100 Park Avenue                                 Plan Services
                                            New York, NY 10017            (212) 682-7600    Outside the
GENERAL COUNSEL                                                                             United States
Sullivan & Cromwell LLP                                                   (800) 622-4597    24-Hour Automated
                                                                                            Telephone Access
                                                                                            Service

                                                                               1

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PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

This section of the report is intended to help you understand the performance of
Seligman Select Municipal Fund's Common Stock and to provide a summary of the
Fund's portfolio characteristics.

PERFORMANCE DATA QUOTED IN THIS REPORT REPRESENTS PAST PERFORMANCE AND DOES NOT
GUARANTEE OR INDICATE FUTURE INVESTMENT RESULTS. THE RATES OF RETURN WILL VARY
AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, IF SOLD, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THE PERFORMANCE DATA QUOTED. TOTAL RETURNS OF THE FUND AS OF THE
MOST RECENT MONTH-END WILL BE MADE AVAILABLE AT WWW.SELIGMAN.COM(1) BY THE
SEVENTH BUSINESS DAY FOLLOWING THAT MONTH-END.

RETURNS REFLECT CHANGES IN THE MARKET PRICE OR NET ASSET VALUE, AS APPLICABLE,
AND ASSUME REINVESTMENT OF DISTRIBUTIONS. PERFORMANCE DATA QUOTED DOES NOT
REFLECT THE DEDUCTION OF TAXES THAT INVESTORS MAY PAY ON DISTRIBUTIONS OR THE
SALE OF SHARES. A PORTION OF THE FUND'S INCOME DISTRIBUTION MAY BE SUBJECT TO
APPLICABLE FEDERAL, STATE AND LOCAL TAXES, AND ANY AMOUNT MAY BE SUBJECT TO THE
FEDERAL ALTERNATIVE MINIMUM TAX. CAPITAL GAIN DISTRIBUTIONS ARE SUBJECT TO
FEDERAL, STATE AND LOCAL TAXES.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT RETURNS FOR COMMON STOCK

TOTAL RETURNS
FOR PERIODS ENDED SEPTEMBER 30, 2006

                                                            Average Annual
                                                 --------------------------------------
                          Three        Nine           One         Five          Ten
                         Months*      Months*        Year         Years        Years
                        --------     --------      --------     --------     --------
Market Price              5.32%        3.89%        1.41%        5.27%         4.55%
Net Asset Value           4.11         3.61         4.45         5.58          6.27

Lehman Brothers
Municipal Bond Index**    3.41         3.70         4.45         5.17          5.91

PRICE PER SHARE                                     DIVIDEND AND CAPITAL GAINS PER SHARE
                         Market      Net Asset      AND YIELD INFORMATION
                          Price        Value        FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2006
                         -------     --------
September 30, 2006       $10.00       $11.53                                                   SEC 30-Day
June 30, 2006              9.61        11.21        Dividends Paid+    Unrealized Gain++         Yield(Ø)
March 31, 2006            10.00        11.41        ------------------ ---------------------  -------------
December 31, 2005          9.99        11.55            $0.370               $0.63                3.94%

HOLDINGS BY MARKET SECTOR                           HOLDINGS BY CREDIT QUALITY(2)#
Revenue Bonds                     77%               AAA      89%
General Obligation Bonds##        23                AA        1
                                                    A         6
OPTION ADJUSTED DURATION(ØØ)         5.5 years      BBB       4

WEIGHTED AVERAGE MATURITY(ØØØ)      18.1 years

------------------------
See footnotes on page 3.

2

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PERFORMANCE OVERVIEW AND PORTFOLIO SUMMARY

---------
  (1) The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund's prospectus or statement of additional information.

  (2) Credit ratings are primarily those issued by Moody's Investors Service,
      Inc. ("Moody's"). Where Moody's ratings have not been assigned, ratings from Standard & Poor's Corporation ("S&P") were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody's or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody's or S&P have been included in the AAA category. Holdings and credit ratings are subject to change and are based on current market values of long-term holdings at
      September 30, 2006.

   *  Returns for periods of less than one year are not annualized.

  **  The Lehman Brothers Municipal Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges, and is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest in an index.

   +  For the nine months ended September 30, 2006, Preferred Stockholders were paid dividends at annual rates ranging from 3.1% to 4.0%. Earnings on the
      Fund's assets in excess of the Preferred dividend requirements constituted income available for dividends to Common Stockholders. At September 30,
      2006, the Fund estimates that 3.9% of the distributions paid to Common
      Stockholders in 2006 will be in excess of its net investment income (i.e., a return of capital), but under applicable federal law, will be taxable as ordinary income.

  ++  Represents the per share amount of unrealized appreciation of portfolio securities as of September 30, 2006. Information does not reflect the effect of capital loss carryforwards that are available to offset future net realized capital gains.

 (Ø)  Current yield, representing the annualized yield for the 30-day period ended September 30, 2006, has been computed in accordance with SEC regulations and will vary.

(ØØ)  Bond duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to the present time. Option Adjusted Duration is the modified duration of a bond after adjusting for any embedded optionality. The Option Adjusted measure of duration takes into account the fact that yield changes may change the expected cash flows of the bond because of the presence of an embedded option, such as a call or put.

(ØØØ) Excludes variable rate demand notes.

  #   Percentages based on current market values of long-term holdings at
      September 30, 2006.

 ##   Includes pre-refunded and escrowed-to-maturity securities.

                                                                               3

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
ALABAMA -- 10.2%         $10,000,000     Jefferson County, AL Sewer Rev. (Capital Improvement
                                          Warrants), 5.125% due 2/1/2039(Ø).......................   Aaa     $10,434,600
                           5,000,000     McIntosh, AL Industrial Development Board
                                          Environmental Facilities Rev. (CIBA Specialty
                                          Chemicals), 5.375% due 6/1/2028.........................   Baa2      5,102,000
ALASKA -- 5.1%             4,145,000     Alaska Energy Authority Power Rev. (Bradley Lake
                                          Hydroelectric Project), 6% due 7/1/2020.................   Aaa       4,951,907
                           2,395,000     Alaska Energy Authority Power Rev. (Bradley Lake
                                          Hydroelectric Project), 6% due 7/1/2021.................   Aaa       2,877,137
CALIFORNIA -- 15.3%        9,130,000     California Pollution Control Financing Authority
                                          Sewage and Solid Waste Disposal Facilities Rev.
                                          (Anheuser-Busch Project), 5.75% due 12/1/2030*..........   A1        9,246,955
                           4,100,000     Foothill/Eastern Transportation Corridor Agency,
                                          CA Toll Road Rev., 5.75% due 1/15/2040..................  Baa3       4,263,672
                           4,000,000     San Diego, CA Public Facilities Financing Authority
                                          Sewer Rev. Series 1999-A, 5% due 5/15/2029..............   Aaa       4,113,480
                           5,700,000     San Diego, CA Public Facilities Financing Authority
                                          Sewer Rev. Series 1999-B, 5% due 5/15/2029..............   Aaa       5,861,709
COLORADO -- 3.9%           5,590,000     Colorado Regional Transportation District Sales
                                          Tax Rev., 5% due 11/1/2024..............................   Aaa       5,918,916
FLORIDA -- 5.2%            2,440,000     Orange County, FL School Board (Certificates of
                                          Participation), 5% due 8/1/2025.........................   Aaa       2,580,910
                           5,000,000     Reedy Creek, FL Improvement District GOs,
                                          5% due 6/1/2025.........................................   Aaa       5,314,100
ILLINOIS -- 6.6%           4,700,000     Chicago, IL GOs, 5.50% due 1/1/2040(Ø)...................   Aaa       5,060,490
                           2,800,000     Chicago, IL GOs, 5.50% due 1/1/2040......................   Aaa       2,985,220
                           2,000,000     Illinois State Build Illinois Bonds (Sales Tax Rev.),
                                          5% due 6/15/2028........................................   Aaa       2,111,120
LOUISIANA -- 5.6%          5,200,000     Louisiana Public Facilities Authority Hospital Rev.
                                          (Southern Baptist Hospitals, Inc. Project),
                                          8% due 5/15/2012++......................................   AAA‡      5,839,236
                           2,500,000     Shreveport, LA GOs, 5% due 5/1/2018......................   Aaa       2,679,575
MASSACHUSETTS -- 12.6%     2,500,000     Commonwealth of Massachusetts GOs,
                                          5% due 3/1/2024.........................................   Aaa       2,653,325
                           4,000,000     Massachusetts Development Finance Agency Rev.
                                          (WGBH Educational Foundation),
                                          5.75% due 1/1/2042......................................   Aaa       5,004,680
                           1,750,000     Massachusetts State Port Authority Rev.,
                                          5% due 7/1/2025.........................................   Aaa       1,855,525
                           6,000,000     Massachusetts State School Building Authority
                                          Dedicated Sales Tax Rev., 5% due 8/15/2023..............   Aaa       6,407,400
                           3,000,000     Massachusetts State Water Resources Authority Rev.,
                                          5.25% due 8/1/2024......................................   Aaa       3,318,690
MICHIGAN -- 4.8%           5,000,000     Detroit, MI Sewage Disposal System Rev.,
                                          5% due 7/1/2030.........................................   Aaa       5,264,000
                           2,000,000     Kalamazoo, MI Hospital Finance Authority Rev.
                                          (Bronson Methodist Hospital), 5.50% due 5/15/2028(Ø)....   Aaa       2,079,620

---------------
See footnotes on page 6.

4

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
MINNESOTA -- 1.8%         $2,500,000     Minnesota Agricultural and Economic Development
                                          Board Rev. (The Evangelical Lutheran Good
                                          Samaritan Society Project), 6.625% due 8/1/2025.........    A3      $2,739,425
MISSOURI -- 2.1%           1,550,000     Metropolitan St. Louis, MO Sewer District
                                          Wastewater System Rev., 5% due 5/1/2024.................   Aaa       1,643,248
                           1,510,000     Missouri State Housing Development Commission
                                          Single Family Mortgage Rev. (Homeownership
                                          Loan Program), 5.5% due 3/1/2033*.......................   AAA‡      1,513,111
NEW JERSEY -- 5.4%         8,000,000     New Jersey Economic Development Authority
                                          Water Facilities Rev. (New Jersey American
                                          Water Co., Inc.), 5.375% due 5/l/2032*..................   Aaa       8,308,800
NEW YORK -- 16.9%          5,000,000     Long Island, NY Power Authority Electric System
                                          General Rev., 5.25% due 12/1/2020.......................   Aaa       5,539,250
                           5,000,000     Metropolitan Transportation Authority, NY
                                          (Transportation Rev.), 5% due 11/15/2027................   Aaa       5,323,850
                           8,000,000     New York City, NY Municipal Water Finance
                                          Authority Water & Sewer System Rev.,
                                          5% due 6/15/2027........................................   Aaa       8,498,400
                           6,000,000     New York, NY GOs, 5% due 8/1/2017........................   Aaa       6,500,340
NEW YORK AND               6,500,000     Port Authority of New York and New Jersey Rev.
  NEW JERSEY -- 4.4%                       (JFK International Air Terminal LLC Project),
                                           5.75% due 12/1/2022*...................................   Aaa       6,770,270
OHIO -- 3.0%                 105,000     Cleveland, OH Waterworks Improvement First
                                          Mortgage Rev., 5.75% due 1/1/2021.......................   Aaa         107,264
                           3,890,000     Ohio Water Development Authority Rev.
                                          (Drinking Water Assistance Fund),
                                          5.25% due 12/1/2021.....................................   Aaa       4,424,564
PENNSYLVANIA -- 2.9%       3,000,000     Delaware County, PA Industrial Development
                                          Authority Water Facilities Rev. (Philadelphia
                                          Suburban Water), 5.35% due 10/1/2031*...................   Aaa       3,160,770
                           1,250,000     Pennsylvania State University Rev., 5% due 9/1/2024......   Aa2       1,334,275
SOUTH CAROLINA -- 8.6%     2,500,000     Columbia, SC Waterworks and Sewer System Rev.,
                                          5% due 2/1/2026.........................................   Aaa       2,657,425
                           5,000,000     South Carolina State Ports Authority Rev.,
                                          5.3 % due 7/1/2026*.....................................   Aaa       5,140,699
                           5,000,000     South Carolina State Public Service Authority Rev.,
                                          5.25% due 1/1/2021......................................   Aaa       5,499,500
TEXAS -- 13.3%             5,000,000     Dallas-Fort Worth, TX International Airports Rev.,
                                          5.75% due 11/1/2030*....................................   Aaa       5,250,500
                           3,000,000     Houston, TX Airport System Rev., 5.625% due 7/1/2030*....   Aaa       3,161,820
                           4,000,000     Houston, TX Higher Education Finance Corporation
                                          Rev. (Rice University Project), 5.375% due 11/15/2029(Ø)   Aaa       4,247,520
                           7,500,000     Matagorda County, TX Navigation District
                                          No. 1 Pollution Control Rev. (Central Power
                                          and Light Co. Project), 6.125% due 5/1/2030*............   Aaa       7,663,800
WASHINGTON -- 6.6%         4,795,000     Chelan County, WA Public Utility District No. 1 Rev.
                                          (Chelan Hydro Consolidated System ),
                                          6.25% due 7/1/2017*.....................................   Aaa       4,975,628

------------
See footnotes on page 6.

                                                                               5

========================================================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)                                                                September 30, 2006

------------------------------------------------------------------------------------------------------------------------
                             FACE
STATE#                      AMOUNT                   MUNICIPAL BONDS                                 RATING+     VALUE
------------------------------------------------------------------------------------------------------------------------
WASHINGTON (continued)   $5,000,000     Chelan County, WA Public Utility District No. 1 Rev.
                                          (Chelan Hydro Consolidated System),
                                          6.35% due 7/1/2028*.....................................    Aaa    $  5,193,300
                                                                                                             ------------
TOTAL MUNICIPAL BONDS -- 134.3%..........................................................................     205,578,026
                                                                                                             ------------
                                                   SHORT-TERM HOLDINGS
                                                   -------------------

FLORIDA -- 3.1%            4,800,000     Sarasota County, FL Public Hospital Board Rev.
                                          (Sarasota Memorial Hospital Project),
                                          VRDN, due 7/1/2037......................................  VMIG 1      4,800,000
ILLINOIS -- 5.6%           8,500,000     Illinois Health Facilities Authority Rev. (University
                                          of Chicago Hospital), VRDN, due 8/15/2026...............  VMIG 1      8,500,000
NORTH CAROLINA -- 1.3%     2,000,000     Charlotte-Mecklenburg Hospital Authority, NC
                                          Health Care System Rev., VRDN, due 1/15/2026............  VMIG 1      2,000,000
PENNSYLVANIA -- 0.4%         600,000     Philadelphia, PA Authority for Industrial
                                          Development Revenue Bonds (Regional Performing
                                          Arts Center Project), VRDN, due 6/1/2025................  VMIG 1        600,000
SOUTH CAROLINA -- 2.3%     3,535,000     Spartanburg County, SC Health Services District, Inc.
                                          Hospital Rev., VRDN, due 4/15/2023......................  A-1+‡       3,535,000
                                                                                                             ------------
TOTAL SHORT-TERM HOLDINGS -- 12.7%........................................................................     19,435,000
                                                                                                            -------------
TOTAL INVESTMENTS -- 147.0%...............................................................................    225,013,026
OTHER ASSETS LESS LIABILITIES -- 2.0%.....................................................................      3,032,369
PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION -- (49.0%)...............................................   (75,000,000)
                                                                                                            -------------
NET ASSETS -- 100.0%......................................................................................   $153,045,395
                                                                                                            =============

----------------
  # The percentage shown for each state represents the total market value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to
    Preferred Stock of the Fund.

  + Credit ratings are primarily those issued by Moody's Investors Service, Inc.
    ("Moody's"). Where Moody's ratings have not been assigned, ratings from
    Standard & Poor's Corporation ("S&P") were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody's have been reported as AAA.

 ++ Escrowed-to-maturity security.

  Ø Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

  * Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN (variable rate demand notes) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30,
2006, the interest rates earned on these notes ranged from 3.73% to 3.86%.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

The cost of investments for federal income tax purposes was $216,671,663. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $8,353,068 and $11,705, respectively.

SECURITY VALUATION -- Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices, which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the
Fund's investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of
Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

6

===============================================================================
BOARD OF DIRECTORS
John R. Galvin 1,3
DEAN EMERITUS, Fletcher School of Law and
  Diplomacy at Tufts University
CHAIRMAN EMERITUS, American Council on
  Germany

Frank A. McPherson 2,3
RETIRED CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE
  OFFICER, Kerr-McGee Corporation
DIRECTOR, DCP Midstream GP, LLP, Integris
  Health, Oklahoma Chapter of the Nature
  Conservancy, Oklahoma Medical Research
  Foundation, Boys and Girls Clubs of
  Oklahoma, Oklahoma City Public Schools
  Foundation, and Oklahoma Foundation for
  Excellence in Education

Betsy S. Michel 1,3
TRUSTEE, The Geraldine R. Dodge Foundation

William C. Morris
CHAIRMAN, J. & W. Seligman & Co. Incorporated,
  Carbo Ceramics Inc., Seligman Advisors, Inc.,
  and Seligman Services, Inc.
DIRECTOR, Seligman Data Corp.
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
  The Metropolitan Opera Association

Leroy C. Richie 1,3
COUNSEL, Lewis & Munday, P.C.
CHAIRMAN AND CHIEF EXECUTIVE OFFICER, Q Standards
  Worldwide, Inc.
DIRECTOR, Kerr-McGee Corporation, Infinity, Inc.,
  and Vibration Control Technologies, LLC
LEAD OUTSIDE DIRECTOR, Digital Ally Inc.
DIRECTOR AND CHAIRMAN, Highland Park Michigan
  Economic Development Corp.
CHAIRMAN, Detroit Public Schools Foundation

Robert L. Shafer 2,3
AMBASSADOR AND PERMANENT OBSERVER OF THE
  SOVEREIGN MILITARY ORDER OF MALTA TO THE
  UNITED NATIONS

James N. Whitson 1,3
RETIRED EXECUTIVE VICE PRESIDENT AND CHIEF OPERATING
  OFFICER, Sammons Enterprises, Inc.
DIRECTOR, CommScope, Inc.

Brian T. Zino
DIRECTOR AND PRESIDENT, J. & W. Seligman & Co.
  Incorporated
CHAIRMAN, Seligman Data Corp.
DIRECTOR, ICI Mutual Insurance Company,
  Seligman Advisors, Inc., and Seligman
  Services, Inc.
MEMBER OF THE BOARD OF GOVERNORS, Investment
  Company Institute

----------
Member: 1 Audit Committee
        2 Director Nominating Committee
        3 Board Operations Committee

===============================================================================

EXECUTIVE OFFICERS

WILLIAM C. MORRIS            EILEEN A. COMERFORD           THOMAS G. ROSE
CHAIRMAN                     VICE PRESIDENT                VICE PRESIDENT

BRIAN T. ZINO                ELEANOR T.M. HOAGLAND         LAWRENCE P. VOGEL
PRESIDENT AND CHIEF          VICE PRESIDENT AND            VICE PRESIDENT AND TREASURER
  EXECUTIVE OFFICER            CHIEF COMPLIANCE OFFICER
                                                           FRANK J. NASTA
THOMAS G. MOLES              AUDREY G. KUCHTYAK            SECRETARY
EXECUTIVE VICE PRESIDENT     VICE PRESIDENT

                                                                               7